EQUITY - Share Repurchase - Narrative (Details) - USD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Feb. 09, 2022
Class of Stock [Line Items]
Share repurchase plan, authorized amount									$ 1,200,000,000
Payments for repurchase of common shares					$ 849,000,000	$ 1,637,000,000	$ 430,000,000
Share repurchase program, remaining authorized repurchase amount	$ 372,000,000				$ 372,000,000
Retirement of common stock					12,500,000	32,000,000	0
Treasury stock reissued (in shares)					2,000,000	2,300,000	743,000
Accelerated Share Repurchase Agreement
Class of Stock [Line Items]
Payments for repurchase of common shares					$ 800,000,000	$ 1,600,000,000	$ 400,000,000
Shares repurchased (in shares)					28,200,000	51,900,000	23,700,000
Accelerated Share Repurchase Agreement, April 2022
Class of Stock [Line Items]
Share repurchase plan, authorized amount		$ 37,500,000		$ 100,000,000
Shares repurchased (in shares)	1,700,000	1,100,000		2,600,000
Accelerated share repurchases, settlement payment		$ 37,500,000		$ 100,000,000
Additional shares received (in shares)	300,000		1,200,000	684,700	300,000			200,000
Accelerated Share Repurchase Agreement, May 2022
Class of Stock [Line Items]
Share repurchase plan, authorized amount	$ 61,000,000		$ 150,000,000		$ 61,000,000
Shares repurchased (in shares)			4,300,000
Accelerated share repurchases, settlement payment	$ 61,000,000		$ 150,000,000		$ 61,000,000